Equity (Net Income Allocation) (Details) - USD ($) $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Class of Stock [Line Items]
Net income attributable to MPLX LP		$ 133	$ 141	$ 19	[2]	$ (60)	[3]	$ 18	$ 41	$ 51	$ 46	$ 233	[4]	$ 156	[4]	$ 121	[4]
Distribution Made to Limited Partner, Cash Distributions Declared												938		315		112
Incentive Distribution Rights And Other												191		55		4
Net income attributable to MPLX LP available to general and limited partners												1		101		117
General partner's two percent interest in net income attributable to MPLX LP												0		2		2
General partner’s interest in net income attributable to MPLX LP												191		57		6
Preferred Partner [Member]
Class of Stock [Line Items]
Net income attributable to MPLX LP	[4]											41
Distribution Made to Limited Partner, Cash Distributions Declared		$ 16	$ 16	$ 9		$ 0		$ 0	$ 0	$ 0	$ 0	$ 41	[5]	$ 0	[5]	$ 0	[5]

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[5]	(1)See Note 8 for information regarding the distribution.